Provisions - Provisions Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) people	Dec. 31, 2023 EUR (€) people	Dec. 31, 2022 EUR (€) people
Disclosure of other provisions [line items]
Number of employees accepted the pre-retirement and voluntary redundancy offers | people	826	502	446
Provisions recognized to cover expenses of pre-retirement and voluntary redundancy offers	€ 303	€ 160	€ 92
Contributions to defined contribution pension funds	357	310	296
Actuarial gains and losses on defined benefit pension plans	(584)	(1,038)	(56)
Spain
Disclosure of other provisions [line items]
Contributions to defined contribution pension funds	126	116	101
Actuarial gains and losses on defined benefit pension plans	€ (21)	€ (10)	€ 295
Annual discount rate	3.00%	3.35%
Spain | Post-employment plans
Disclosure of other provisions [line items]
Annual discount rate	3.00%	3.35%	3.80%
Cumulative annual CPI growth	2.00%	2.00%	2.00%
Spain | Other long term employee benefits
Disclosure of other provisions [line items]
Annual discount rate	3.00%	3.35%	3.80%
Cumulative annual CPI growth	2.00%	2.00%	2.00%
Spain | Discount rate actuarial assumptions
Disclosure of other provisions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Spain | Discount rate actuarial assumptions | Post-employment plans
Disclosure of other provisions [line items]
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	4.18%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	(3.88%)
Spain | Discount rate actuarial assumptions | Other long term employee benefits
Disclosure of other provisions [line items]
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	1.11%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	(1.08%)
UK
Disclosure of other provisions [line items]
Contributions to defined contribution pension funds	€ 98	€ 87	€ 77
Actuarial gains and losses on defined benefit pension plans	€ (475)	€ (687)	€ (857)
Annual discount rate	5.54%	4.63%	4.88%
Cumulative annual CPI growth	3.11%	3.02%	3.11%
UK | Discount rate actuarial assumptions
Disclosure of other provisions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	6.20%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	(5.60%)
UK | Inflation rate assumption
Disclosure of other provisions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(4.16%)
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	4.28%
Other foreign subsidiaries
Disclosure of other provisions [line items]
Contributions to defined contribution pension funds	€ 133	€ 107	€ 118
Actuarial gains and losses on defined benefit pension plans	€ (147)	€ (247)	€ 320
Other foreign subsidiaries | Discount rate actuarial assumptions
Disclosure of other provisions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	3.96%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	(3.71%)
Brazil
Disclosure of other provisions [line items]
Cumulative annual CPI growth	3.00%
Brazil | Minimum
Disclosure of other provisions [line items]
Annual discount rate	10.50%
Brazil | Maximum
Disclosure of other provisions [line items]
Annual discount rate	10.58%
Brazil | Provisions for employment-related proceedings (Brazil)
Disclosure of other provisions [line items]
Additional provisions charged to income statement	€ 404
Provision used, other provisions	463
Brazil | Legal proceedings provision
Disclosure of other provisions [line items]
Additional provisions charged to income statement	327
Provision used, other provisions	€ 205